Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Net tax benefit recorded for impact of the Tax Act		$ 209,000,000
Increase to the 2017 provisional estimated		6,900,000
One-time mandatory transition tax on accumulated unremitted foreign earnings		92,000,000
Liability for accumulated unremitted foreign earnings		0
Net tax benefit for the remeasurement of certain deferred tax assets and liabilities		117,000,000
Net benefit for cash settlement of the initial PPD Options, partially offset by nondeductible Transaction Costs related to the Recapitalization	$ 0	0	$ 36,403,000
Operating loss carryforwards and (derecognition)	1,700,000	410,000,000	175,200,000
Deferred tax assets, foreign operating loss carryforwards	24,300,000
Deferred tax assets, other miscellaneous credits	1,600,000
Deferred tax assets, business interest expense limitations of the Tax Act	68,200,000
Deferred tax assets, foreign tax carryforward subject to indefinite carryforward period	10,500,000
Valuation allowance against the carryforward attributes	36,800,000	87,600,000
Deferred tax assets, valuation allowance	38,178,000	88,980,000
Unrecognized tax benefits that would impact effective tax rate	28,800,000	20,400,000	$ 13,800,000
Unrecognized tax benefit related to the Tax Act	13,000,000	3,800,000
Reasonably possible decrease in unrecognized tax benefits	3,600,000
Accrued interest and penalties with respect to unrecognized tax benefits	4,300,000	3,700,000
Foreign Tax Carryforward
Valuation Allowance [Line Items]
Derecognition of a deferred tax asset valuation allowance	32,700,000
Certain Jurisdictions Where No Benefit Is Expected
Valuation Allowance [Line Items]
Deferred tax assets, valuation allowance	1,400,000	$ 1,400,000
Foreign Tax Authority
Valuation Allowance [Line Items]
Operating loss carryforwards and (derecognition)	$ (12,700,000)